Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued capital expenditures	$ 4,741	$ 8,926
Accrued lease operating expense	5,412	2,383
Accrued general and administrative expenses	1,385	549
Accrued ad valorem taxes	1,152	1,181
Accrued interest payable	748	587
Accrued environmental	623	779
Accrued severance and production taxes	883	1,246
Other miscellaneous	1,155	2,190
Accrued Liabilities, Total	$ 16,099	$ 17,841